Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 17
Weighted average period for total unrecognized compensation cost	1 year 4 months 24 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 9	$ 13	$ 19
Unrecognized compensation cost	$ 1
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days